Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest on financial investments	R$ 211,118	R$ 90,552	R$ 36,982
Others (a)	361,143	25,965	11,812
Financial income	572,261	116,517	48,794
Financial expenses
Interest and costs on loans and financing	(1,880,381)	(1,063,118)	(896,091)
Interest on leases	(1,226,101)	(1,316,619)	(880,626)
Interest on the provision for aircraft return	(93,190)	(231,800)	(57,976)
Commissions, bank charges and interest on other operations	(722,200)	(589,002)	(318,570)
Others	(323,110)	(316,345)	(47,782)
Financial expenses	(4,244,982)	(3,516,884)	(2,201,045)
Derivative financial instruments
Conversion right and derivatives – ESN,net (b)	(1,766,819)	42,025	200,267
Other derivative financial instruments, net	(33,511)	(44,651)	(1,515)
Derivative financial instruments	(1,800,330)	(2,626)	198,752
Monetary and foreign exchange rate variation, net	1,177,292	1,328,204	(1,588,133)
Total	R$ (4,295,759)	R$ (2,074,789)	R$ (3,541,632)